Net Debt - Summary of Interest Bearing Liabilities and Cash and Cash Equivalents Denominated by Currency (Detail) - USD ($) $ in Millions	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2023
Disclosure of nature and extent of risks arising from financial instruments [line items]
Interest bearing liabilities	$ 24,496	$ 20,718
Cash and cash equivalents	11,894	12,501	$ 12,428
USD [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Interest bearing liabilities	19,292	15,203
Cash and cash equivalents	4,507	4,445
EUR [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Interest bearing liabilities	2,505	2,440
Cash and cash equivalents	8	5
AUD [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Interest bearing liabilities	1,163	1,265
Cash and cash equivalents	3,611	3,840
GBP [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Interest bearing liabilities	1,080	1,613
Cash and cash equivalents	25	711
CAD [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Interest bearing liabilities	3	5
Cash and cash equivalents	3,369	3,259
Other [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Interest bearing liabilities	453	192
Cash and cash equivalents	$ 374	$ 241